Related Party Transactions (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party
Advances from major stockholder and Chief Executive Officer	$ 24,286	$ 26,265	$ 10,113
Total advances from stockholder and Chief Executive Officer		$ 26,265	$ 10,113